FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	$ 68,581	$ 100,612
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,479)	(1,293)
Investments with continuous unrealized losses for 12 months or more, Fair value	97,892	21,907
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(9,315)	(417)
Total Investments with continuous unrealized losses, Fair value	166,473	122,519
Total Investments with continuous unrealized losses, Unrealized losses	(12,794)	(1,710)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	57,388	87,495
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,160)	(1,129)
Investments with continuous unrealized losses for 12 months or more, Fair value	87,065	11,182
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(8,496)	(182)
Total Investments with continuous unrealized losses, Fair value	144,453	98,677
Total Investments with continuous unrealized losses, Unrealized losses	(11,656)	(1,311)
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	11,193	13,117
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(319)	(164)
Investments with continuous unrealized losses for 12 months or more, Fair value	10,363	10,725
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(811)	(235)
Total Investments with continuous unrealized losses, Fair value	21,556	23,842
Total Investments with continuous unrealized losses, Unrealized losses	(1,130)	$ (399)
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	0
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	0
Investments with continuous unrealized losses for 12 months or more, Fair value	464
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(8)
Total Investments with continuous unrealized losses, Fair value	464
Total Investments with continuous unrealized losses, Unrealized losses	$ (8)